Investments in Associates and Joint Ventures - Summary of Associates and Joint Ventures (Parenthetical) (Detail)		4 Months Ended	8 Months Ended	12 Months Ended
	Apr. 30, 2010	Dec. 31, 2017	Aug. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Heineken Company [member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Proportion of ownership interest in associate				8.63%	12.53%
Heineken Holding N.V. [member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Proportion of ownership interest in associate				12.26%	14.94%
Heineken [member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Proportion of ownership interest in associate	20.00%	14.80%	20.00%	14.76%	20.00%	20.00%